Regulatory capital requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 24 – Regulatory capital requirements

The Corporation and its banking subsidiaries are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Federal Reserve Board and the other bank regulators have adopted quantitative measures which assign risk weightings to assets and off-balance sheet items and also define and set minimum regulatory capital requirements. Rules adopted by the federal banking agencies provide that a depository institution will be deemed to be well capitalized if it maintains a leverage ratio of at least 5%, a Tier 1 risk-based capital ratio of at least 6% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2012 and 2011, the Corporation exceeded all capital adequacy requirements to which it is subject.

At December 31, 2012 and 2011, BPPR and BPNA were well-capitalized under the regulatory framework for prompt corrective action. At December 31, 2012, management believes that there were no conditions or events since the most recent notification date that could have changed the institution's category.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

The following tables present the Corporation's risk-based capital and leverage ratios at December 31, 2012 and 2011.

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2012
Total Capital (to Risk-Weighted Assets):
Corporation	$4,357,148	18.63%	$1,871,326	8%
BPPR	2,699,339	15.25	1,415,630	8
BPNA	1,290,343	24.04	429,387	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,058,242	17.35%	$935,663	4%
BPPR	2,288,076	12.93	707,815	4
BPNA	1,221,893	22.77	214,693	4

Tier I Capital (to Average Assets):
Corporation	$4,058,242	11.52%	$1,056,785	3%
			1,409,047	4
BPPR	2,288,076	8.65	793,517	3
			1,058,023	4
BPNA	1,221,893	15.00	244,390	3
			325,853	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

The following table presents the minimum amounts and ratios for the Corporation's banks to be categorized as well-capitalized under prompt corrective action.

	2012		2011
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,769,537	10%	$1,814,801	10%
BPNA	536,733	10	577,715	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,061,722	6%	$1,088,881	6%
BPNA	322,040	6	346,629	6

Tier I Capital (to Average Assets):
BPPR	$1,322,529	5%	$1,342,105	5%
BPNA	407,316	5	410,426	5